UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23014

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 7.7%
Cable & Satellite Television - .8%
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	2,550,000	[b]	2,620,125
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	4,825,000	[b]	4,870,234
					7,490,359
Chemicals & Plastics - .6%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	3,000,000		3,187,200
Chemours,
Gtd. Notes	7.00	5/15/25	2,000,000		2,197,500
					5,384,700
Collateralized Loan Obligations - .9%
Arrowpoint,
Ser. 2015-4A, Cl. D, LIBOR + 4.50%	5.85	4/18/27	2,000,000	[b,c]	2,059,825
Highbridge Loan Management,
Ser. 6A-2015, Cl. E2, LIBOR + 6.23%	7.62	5/5/27	1,000,000	[b,c]	1,002,891
Neuberger Berman,
Ser. 2016-21A, Cl. D, LIBOR + 4.95%	6.31	4/20/27	1,500,000	[b,c]	1,523,391
Octagon Investment Partners 27,
Ser. 2016-1A, Cl. E, LIBOR + 7.10%	8.46	7/15/27	750,000	[b,c]	763,955
Sound Point Clo XII,
Ser. 2016-2A, Cl. E, LIBOR + 6.40%	7.76	10/28/28	2,000,000	[b,c]	2,050,045
York,
Ser. 2014-1A, Cl. E, LIBOR + 5.45%	6.81	1/22/27	1,500,000	[b,c]	1,445,289
					8,845,396
Containers & Glass Products - .2%
Bway Holding,
Sr. Unscd. Notes	7.25	4/15/25	2,000,000	[b]	2,077,500
Financial Intermediaries - 1.0%
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	5.25	3/15/22	2,475,000	[b]	2,561,625
Quicken Loans,
Gtd. Notes	5.75	5/1/25	2,000,000	[b]	2,112,500
VHF Parent,
Scd. Notes	6.75	6/15/22	4,250,000	[b]	4,467,813
					9,141,938
Health Care - .5%
Polaris Intermediate,
Sr. Unscd. Notes	8.50	12/1/22	1,450,000	[b]	1,512,205
Valeant Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	1,300,000	[b]	1,270,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 7.7% (continued)
Health Care - .5% (continued)
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	1,000,000	[b]	861,250
Valeant Pharmaceuticals International,
Sr. Scd. Notes	6.50	3/15/22	800,000	[b]	842,000
					4,486,205
Leisure Goods/Activities/Movies - .1%
AMC Networks,
Gtd. Notes	5.00	4/1/24	1,200,000		1,218,000
Lodging & Casinos - .8%
Eldorado Resorts,
Gtd. Notes	6.00	4/1/25	1,200,000		1,269,360
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	2,000,000	[b]	2,262,500
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	1,000,000		1,114,990
Scientific Games International,
Gtd. Notes	10.00	12/1/22	3,000,000		3,315,000
					7,961,850
Oil & Gas - .9%
CVR Refining/Coffeyville Finance,
Gtd. Notes	6.50	11/1/22	1,860,000		1,920,450
Extraction Oil & Gas,
Gtd. Notes	7.38	5/15/24	2,225,000	[b]	2,380,750
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	2,500,000		2,121,875
Whiting Petroleum,
Gtd. Notes	5.75	3/15/21	2,400,000		2,418,000
					8,841,075
Radio & Television - .7%
DISH DBS,
Gtd. Notes	5.13	5/1/20	4,000,000		4,125,000
Sirius XM Radio,
Gtd. Notes	3.88	8/1/22	3,000,000	[b]	3,038,100
					7,163,100
Telecommunications - 1.2%
Digicel,
Gtd. Notes	6.75	3/1/23	2,200,000	[b]	2,142,250
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	2,000,000		1,900,000
Sprint,
Gtd. Notes	7.88	9/15/23	5,200,000		5,616,000
Sprint Capital,
Gtd. Notes	6.88	11/15/28	1,800,000		1,851,750
					11,510,000
Total Bonds and Notes
(cost $73,072,090)					74,120,123

Floating Rate Loan Interests - 87.9%
Aerospace & Defense - 1.4%
Engility,
Tranche B-1 Term Loan, LIBOR +
2.75%	4.17	8/4/20	292,500	[c]	294,825
Engility,
Tranche B-2 Term Loan, LIBOR +
3.25%	4.67	8/4/23	301,654	[c]	304,884
SI Organization,
First Lien Initial Term Loan, LIBOR +
4.75%	6.07	11/23/19	1,424,894	[c]	1,435,588
TransDigm,
Tranche F Term Loan, LIBOR + 3.00%	4.35	6/9/23	9,432,541	[c]	9,448,247
US Security Associates Holdings,
Initial Term Loan, LIBOR + 4.00%	5.38	6/21/23	1,534,529	[c]	1,554,355
					13,037,899
Automotive - 3.2%
American Tire Distributors,
Initial Term Loan, LIBOR + 4.25%	5.58	9/24/21	4,865,424	[c]	4,907,996
CH Hold Corp,
First Lien Term Loan, LIBOR + 3.00%	4.38	2/1/24	226,136	[c]	228,256
CH Hold Corp,
Second Lien Term Loan, LIBOR +
7.25%	8.63	1/26/22	175,000	[c]	179,375
Dealer Tire,
Term Loan, LIBOR + 3.75%	5.13	12/22/21	1,459,013	[c]	1,468,139
FPC Holdings,
First Lien Initial Term Loan, LIBOR +
4.00%	5.44	11/19/19	3,812,478	[c]	3,796,999
FPC Holdings,
Second Lien Initial Term Loan, LIBOR
+ 8.00%	9.48	5/19/20	1,787,760	[c]	1,763,920
Gates Global,
Initial B-1 Dollar Term Loan, LIBOR +
3.25%	4.60	4/1/24	5,058,787	[c]	5,093,566
Innovative XCessories & Services,
Term Loan, LIBOR + 4.75%	6.23	11/23/22	4,029,750	[c]	4,070,048
Lumileds Holding,
Term Loan B, LIBOR + 4.50%	5.50	3/15/24	5,586,000	[c]	5,649,708
US Farathane,
New Term Loan, LIBOR + 3.50%	4.82	12/31/21	1,890,944	[c]	1,905,126
Wand Intermediate I,
Refinancing Term B Loan, LIBOR +
.30%	4.33	9/17/21	1,918,843	[c]	1,935,038
					30,998,171
Building & Development - 2.9%
American Builders & Contractors
Supply Co.,
Term B-1 Loan, LIBOR + 2.50%	3.88	10/31/23	1,621	[c]	1,629
Beacon Roofing Supply,
Initial Term Loan, LIBOR + 2.75%	4.07	10/1/22	1,979,798	[c]	1,987,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Building & Development - 2.9% (continued)
C.H.I. Overhead Doors,
First Lien Initial Term Loan, LIBOR +
3.25%		4.69	7/29/22	3,419,825	[c]	3,428,375
Capital Automotive,
Tranche B Term Loan, LIBOR + 6.00%		7.33	3/21/25	2,429,217	[c]	2,502,093
Capital Automotive,
Tranche B-2 Term Loan, LIBOR +
3.00%		3.91	3/21/24	4,591,103	[c]	4,610,615
CIRCOR International,
Term Loan, LIBOR + 4.25%		4.50	11/21/24	2,750,000	[c]	2,750,000
Foncia Groupe,
Tranche B Senior Facility Term Loan,
EURIBOR + 3.50%	EUR	4.25	9/7/23	1,482,447	[c]	1,780,530
Jeld-Wen,
Term B-3 Loan, LIBOR + 3.00%		4.48	7/1/22	3,001,948	[c]	3,028,215
Quikrete Holdings,
Tranche B Term Loan, LIBOR + 2.75%		4.19	11/3/23	3,530,108	[c]	3,543,823
SRS Distribution,
Tranche B-1 Term Loan, LIBOR +
3.25%		4.58	8/25/22	3,262,135	[c]	3,289,309
Ventia Deco,
2017 Refinancing Term B Loan,
LIBOR + 3.50%		4.83	5/21/22	998,318	[c]	1,009,549
						27,931,776
Business Equipment & Services - 12.1%
AlixPartners,
2017 Refinancing Term Loan, LIBOR
+ 3.00%		4.35	3/28/24	3,137,180	[c]	3,156,144
Allied Universal Holdco,
2017 Incremental Amendment
Delayed Draw Term Loan, LIBOR +
3.75%		5.11	7/28/22	3,070,000	[c]	3,058,488
Allied Universal Holdco,
First Lien Initial Term Loan, LIBOR +
3.75%		5.14	7/28/22	3,870,743	[c]	3,854,834
Almonde,
First Lien Dollar Term Loan, LIBOR +
3.50%		4.82	4/26/24	3,500,000	[c]	3,501,785
Almonde,
First Lien Euro Term Loan, EURIBOR
+ 3.25%	EUR	4.25	4/26/24	1,000,000	[c]	1,203,640
Almonde,
Second Lien US Term Loan, LIBOR +
7.25%		8.57	4/28/25	2,662,500	[c]	2,674,148
Americold Realty Operating
Partnership,
Initial Term Loan, LIBOR + 3.75%		5.11	12/1/22	615,567	[c]	622,877
Ascend Learning,
Initial Term Loan, LIBOR + 3.25%		4.61	7/29/24	4,375,000	[c]	4,406,894

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Business Equipment & Services - 12.1% (continued)
ATS Consolidated,
First Lien Initial Term Loan, LIBOR +
4.50%	5.98	5/24/24	2,618,438	[c]	2,644,622
BMC Software Finance,
Initial B-1 US Term Loans, LIBOR +
4.00%	5.36	9/10/22	5,986,148	[c]	6,007,578
Camelot Finance,
New Term Loan, LIBOR + 3.50%	4.85	10/3/23	2,760,576	[c]	2,774,089
Cast & Crew Payroll,
Term Loan, LIBOR + 3.00%	1.81	9/26/24	2,975,276	[c]	2,999,450
CH Hold Corp,
Delayed Draw Term Loan, LIBOR +
3.00%	4.38	2/1/24	21,212	[c]	21,411
Constellis Holdings,
First Lien Term Loan, LIBOR + 5.00%	6.36	4/18/24	5,336,625	[c]	5,410,004
DTZ US Borrower,
First Lien Term Loan, LIBOR + 3.25%	4.57	11/4/21	2,425,370	[c]	2,390,130
Electro Rent Corporation,
Tranche B Term Loan, LIBOR + 5.00%	6.38	1/23/24	3,002,312	[c]	3,058,606
Genesys Telecommunications
Laboratories,
Tranche B-2 Dollar Term Loan, LIBOR
+ 3.75%	5.11	12/1/23	5,382,195	[c]	5,420,893
Hyland Software,
First Lien Term Loan, LIBOR + 3.25%	4.69	7/1/22	3,060,248	[c]	3,094,676
Hyland Software,
Second Lien Term Loan, LIBOR +
7.00%	8.36	5/31/25	1,000,000	[c]	1,025,000
Kronos,
Refinancing Initial Term Loan, LIBOR
+ 3.50%	4.91	11/1/23	5,219,657	[c]	5,252,306
Mitchell International,
Delayed Draw Term Loan, LIBOR +
3.25%	3.25	11/21/24	574,627	[c]	576,184
Mitchell International,
First Lien Initial Term Loan, LIBOR +
3.50%	4.83	10/1/20	3,028,262	[c]	3,037,998
Mitchell International,
Second Lien Initial Term Loan, LIBOR
+ 7.50%	8.86	10/11/21	500,000	[c]	502,133
Mitchell International,
Second Lien Term Loan, LIBOR +
7.25%	7.25	11/20/25	1,265,000	[c]	1,279,744
Mitchell International,
Term Loan, LIBOR + 3.25%	3.25	11/20/24	7,125,373	[c]	7,144,683
PGX Holdings,
First Lien Term B Loan, LIBOR +
5.25%	6.58	9/24/20	2,716,603	[c]	2,714,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Business Equipment & Services - 12.1% (continued)
Pike,
Term Loan, LIBOR + 3.50%	4.74	9/20/24	2,743,125	[c]	2,786,549
Press Ganey Holdings,
Initial Loan (Second Lien), LIBOR +
7.25%	8.48	9/30/24	403,993	[c]	409,800
Press Ganey Holdings,
Term Loan, LIBOR + 3.25%	4.61	9/29/23	2,233,125	[c]	2,250,331
Press Ganey Holdings,
Term Loan, LIBOR + 3.25%	4.37	10/23/23	2,000,000	[c]	2,015,410
Prime Security Services Borrower,
Tranche B Term Loan, LIBOR + 2.75%	4.08	5/2/22	3,624,310	[c]	3,655,842
Primeline Utility Services,
Initial Term Loan, LIBOR + 5.50%	6.89	11/14/22	4,261,613	[c]	4,281,153
Red Ventures,
Second Lien Term Loan, LIBOR +
8.00%	8.00	10/18/25	2,400,000	[c]	2,402,256
Red Ventures,
Term Loan, LIBOR + 4.00%	4.00	10/18/24	4,000,000	[c]	3,987,500
SAI Global CIS,
First Lien Initial Term Loan, LIBOR +
4.50%	5.83	12/6/23	471,438	[c]	472,027
ServiceMaster,
Tranche B Term Loan, LIBOR + 2.50%	3.91	11/3/23	2,382,000	[c]	2,390,182
TKC Holdings,
First Lien Initial Term Loan, LIBOR +
4.25%	5.73	1/31/23	4,611,825	[c]	4,670,926
TKC Holdings,
Second Lien Term Loan, LIBOR +
8.00%	9.48	1/31/24	1,575,000	[c]	1,593,703
Travel Leaders Group,
Term Loan B, LIBOR + 4.50%	5.94	1/25/24	2,691,504	[c]	2,737,771
UOS,
Initial Term Loan, LIBOR + 5.50%	6.86	4/7/23	1,487,750	[c]	1,524,944
USIC Holdings,
Repricing Term Loan, LIBOR + 3.50%	4.82	12/8/23	595,500	[c]	600,898
USS Ultimate Holdings,
Tranche B Term Loan, LIBOR + 3.75%	5.22	8/25/24	2,749,776	[c]	2,778,992
					116,390,664
Cable & Satellite Television - 3.4%
Atlantic Broadband,
Term Loan, LIBOR + 2.38%	3.65	8/9/24	4,600,000	[c]	4,599,034
Charter Communications Operating,
Tranche E-1 Term Loan, LIBOR +
2.00%	3.36	7/1/20	1,959,092	[c]	1,968,339
Charter Communications Operating,
Tranche H-1 Term Loan, LIBOR +
2.00%	3.33	8/24/21	492,500	[c]	494,810

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Cable & Satellite Television - 3.4% (continued)
Charter Communications Operating,
Tranche I-1 Term Loan, LIBOR +
2.25%	3.58	1/15/24	1,009,625	[c]	1,015,304
CSC Holdings,
2017 Refinancing Term Loan, LIBOR
+ 2.25%	3.57	7/15/25	1,240,641	[c]	1,235,604
Mediacom Illinois,
Tranche K Term Loan, LIBOR + 2.25%	3.67	1/19/24	2,089,500	[c]	2,097,336
Radiate Holdco,
Term Loan, LIBOR + 3.00%	4.38	12/9/23	7,577,750	[c]	7,530,995
SFR Group,
Term Loan B-12, LIBOR + 3.00%	3.00	1/31/26	4,650,000	[c]	4,552,025
Virgin Media Bristol,
Tranche B Term Loan, LIBOR + 3.00%	2.82	1/30/26	2,300,000	[c]	2,301,737
WideOpenWest Finance,
Refinancing Term B Loan, LIBOR +
3.25%	4.61	8/18/23	6,425,000	[c]	6,380,153
					32,175,337
Chemicals & Plastics - 7.2%
AgroFresh,
Term Loan, LIBOR + 4.75%	6.13	7/31/21	1,910,902	[c]	1,903,736
Allnex,
Tranche B-2 Term Loan, LIBOR +
3.25%	5.00	6/2/23	2,514,401	[c]	2,531,687
Allnex,
Tranche B-3 Term Loan, LIBOR +
3.25%	5.00	4/17/23	1,894,325	[c]	1,907,348
Berry Plastics,
Term M Loan, LIBOR + 2.25%	3.66	10/1/22	3,487,844	[c]	3,504,428
Chemours,
New Term Loan B, LIBOR + 2.50%	3.84	3/12/22	1,948,132	[c]	1,968,227
Colouroz Midco,
Second Lien Term Loan, LIBOR +
7.25%	8.25	9/5/22	673,301	[c]	558,840
Cyanco Intermediate,
Initial Term Loan, LIBOR + 4.50%	5.88	5/1/20	2,020,758	[c]	2,046,017
Duke Finance,
First Lien Term Loan B, LIBOR +
4.25%	5.71	2/21/24	5,615,451	[c]	5,678,625
Encapsys,
Second Lien Term Loan, LIBOR +
7.50%	8.50	10/27/25	1,419,000	[c]	1,445,606
Encapsys,
Term B Loan, LIBOR + 3.25%	4.65	10/25/24	2,458,000	[c]	2,477,984
Huntsman International,
Term B Loan, LIBOR + 3.00%	4.42	4/1/23	554,539	[c]	559,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Chemicals & Plastics - 7.2% (continued)
Ineos Styrolution US Holding,
2024 Dollar Term Loan, LIBOR +
2.75%	4.08	3/29/24	798,819	[c]	801,815
KIK Custom Products,
Initial Term Loan, LIBOR + 5.00%	5.94	8/26/22	4,400,000	[c]	4,421,098
Kraton Polymers,
Term Loan, LIBOR + 3.00%	4.44	1/6/22	987,189	[c]	998,858
Macdermid,
Tranche B-5 Term Loan, LIBOR +
3.50%	4.98	6/7/20	1,335,837	[c]	1,346,550
Methanol Holdings,
Initial Term Loan, LIBOR + 3.50%	4.83	6/16/22	3,126,015	[c]	3,141,645
Omnova Solutions,
Tranche B-2 Term Loan, LIBOR +
4.25%	5.72	8/17/23	6,351,779	[c]	6,447,055
OXEA,
Term Loan, LIBOR + 3.50%	3.50	9/27/24	4,600,000	[c]	4,623,000
Road Infrastructure Investment
Holdings,
First Lien Term Loan, LIBOR + 3.50%	4.92	6/9/23	2,846,250	[c]	2,864,039
Solenis International,
First Lien Term Loan, LIBOR + 3.25%	4.63	7/31/21	503,183	[c]	506,539
Solenis International,
Initial Euro Term Loan, EURIBOR +
3.50%	EUR 4.50	7/2/21	1,455,000	[c]	1,752,924
Solenis International,
Second Lien Initial Term Loan, LIBOR
+ 6.75%	8.13	7/2/22	2,250,000	[c]	2,210,625
Trinseo,
First Lien Term Loan, LIBOR + 2.50%	3.74	9/6/24	2,210,526	[c]	2,230,222
Tronox,
Term Loan, LIBOR + 3.00%	3.00	9/13/24	4,304,651	[c]	4,345,911
Tronox,
Term Loan, LIBOR + 3.00%	4.33	9/23/24	1,865,349	[c]	1,883,228
Univar USA,
Tranche B-2 Term Loan, LIBOR +
2.75%	4.11	7/1/22	4,075,830	[c]	4,093,662
Venator Materials,
Initial Term Loan, LIBOR + 3.00%	4.31	6/28/24	2,300,000	[c]	2,320,125
					68,568,839
Clothing/Textiles - .6%
ABG Intermediate Holdings 2,
Term B-1 Loan, LIBOR + 4.00%	5.38	5/27/21	3,468,769	[c]	3,503,474
Authentic Brands,
Second Lien Term Loan, LIBOR +
7.75%	8.75	9/26/25	325,000	[c]	329,875

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Clothing/Textiles - .6% (continued)
Oak Parent,
Term Loan, PRIME + 3.50%	5.88	10/26/23	2,248,101	[c]	2,135,696
					5,969,045
Containers & Glass Products - 3.1%
BWAY,
Initial Term Loan, LIBOR + 3.25%	4.59	4/3/24	5,635,875	[c]	5,668,084
Chesapeake Energy,
Term A Loan, LIBOR + 7.50%	8.96	8/23/21	2,375,000	[c]	2,535,313
Dunn Paper,
First Lien Initial Term Loan, LIBOR +
4.75%	5.75	9/28/22	756,848	[c]	764,416
Fort Dearborn Holding,
Tranche B Term Loan, LIBOR + 4.00%	5.00	10/6/23	3,686,372	[c]	3,693,284
Kloeckner Pentaplast of America,
Euro Term Loan, EURIBOR + 4.75%	EUR 4.75	6/29/22	5,586,881	[c]	6,692,408
Reynolds Group Holdings,
Incremental Term Loan, LIBOR +
3.00%	4.15	2/4/23	5,536,443	[c]	5,569,883
TricorBraun Holdings,
Delayed Draw Term Loan, LIBOR +
3.75%	5.23	11/30/23	422,940	[c]	421,884
TricorBraun Holdings,
Term Loan, LIBOR + 3.75%	5.23	11/29/23	4,197,675	[c]	4,187,202
					29,532,474
Cosmetics/Toiletries - .3%
Prestige Brands,
Tranche B-4 Term Loan, LIBOR +
2.75%	4.13	1/20/24	3,064,979	[c]	3,085,330
Ecological Services & Equipment - 1.5%
Advanced Disposal Services,
Tranche B Term Loan, LIBOR + 2.75%	4.16	11/10/23	2,488,177	[c]	2,494,012
EnergySolutions,
Advance Term Loan, LIBOR + 4.75%	6.14	5/22/20	5,566,685	[c]	5,657,143
GFL Environmental,
Tranche B Term Loan, LIBOR + 2.75%	4.08	9/27/23	1,806,750	[c]	1,815,025
Granite Acquisition,
Second Lien Term B Loan, LIBOR +
7.25%	8.57	10/14/22	500,000	[c]	503,440
Granite Acquisition,
Term B Loan, LIBOR + 4.00%	5.32	10/15/21	3,636,233	[c]	3,681,304
Granite Acquisition,
Term B Loan, LIBOR + 4.00%	5.32	10/15/21	164,382	[c]	166,420
Wrangler Buyer,
Term B Loan, LIBOR + .30%	4.34	9/20/24	330,000	[c]	332,592

14,649,936

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Electronics & Electrical Equipment - 5.6%
Applied Systems,
First Lien Term Loan, LIBOR + 3.25%	4.25	9/13/24	4,794,950	[c]	4,851,890
Avast Software,
Term Loan, LIBOR + 3.25%	4.25	9/30/23	5,454,820	[c]	5,499,141
Colorado Buyer,
Second Lien Initial Term Loan, LIBOR
+ 7.25%	8.63	3/14/25	2,775,000	[c]	2,821,245
Compuware,
Second Lien Term Loan, LIBOR +
8.25%	9.57	12/9/22	344,816	[c]	346,540
Compuware Corporation,
Tranche B-3 Term Loan, LIBOR +
4.25%	5.63	12/15/21	4,474,106	[c]	4,526,319
Dell International,
New Term B Loan, LIBOR + 2.50%	3.98	9/7/23	6,589,408	[c]	6,601,137
Digicert,
Term B-1 Loan, LIBOR + 4.75%	5.75	9/20/24	3,807,389	[c]	3,861,530
Oberthur Technologies Of America,
Facility B-1 Term Loan, LIBOR +
3.75%	4.70	12/15/23	621,875	[c]	611,925
Rackspace Hosting,
2017 Refinancing Term B Loan,
LIBOR + 3.00%	4.33	11/3/23	2,860,643	[c]	2,863,446
Rocket Software,
First Lien Term Loan, LIBOR + 4.25%	5.59	10/11/23	3,267,000	[c]	3,304,423
Rocket Software,
Second Lien Term Loan, LIBOR +
9.50%	10.85	10/11/24	575,000	[c]	586,020
RP Crown Parent,
Initial Term Loan, LIBOR + 3.50%	4.86	9/22/23	7,592,277	[c]	7,653,964
Sophia,
Tranche B Term Loan, LIBOR + 3.25%	4.61	9/30/22	2,790,045	[c]	2,793,254
Vantiv,
Tranche B Term Loan, LIBOR + 2.50%	3.85	6/11/21	595,500	[c]	599,433
West,
Term Loan B, LIBOR + 4.00%	5.36	10/10/24	7,139,325	[c]	7,141,146
					54,061,413
Equipment Leasing - .2%
North American Lifting Holdings,
First Lien Term Loan, LIBOR + 4.50%	5.98	11/26/20	1,492,257	[c]	1,403,960
Financial Intermediaries - 6.3%
Alliant Holdings I,
Term Loan, LIBOR + 3.25%	4.63	7/27/22	4,967,037	[c]	4,996,243
Armor Holding II,
First Lien Term Loan, LIBOR + 4.50%	5.83	6/26/20	3,994,085	[c]	4,014,055
Avolon TLB Borrower 1,
Initial Term B-2 Loan, LIBOR + 2.75%	3.60	1/20/22	3,875,996	[c]	3,883,089

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Financial Intermediaries - 6.3% (continued)
Citco Funding,
2017 Term Loan, LIBOR + 3.00%	4.33		3/23/22	3,184,000	[c]	3,216,843
First Data Corp,
2022D New Dollar Term Loan, LIBOR
+ 2.25%	3.57		7/8/22	3,633,245	[c]	3,638,423
First Data Corp,
2024 Dollar Term Loan, LIBOR +
2.50%	3.88		4/26/24	3,647,804	[c]	3,652,364
Harland Clarke Holdings,
Tranche B-5 Term Loan, LIBOR +
6.00%	7.45		12/31/19	1,099,271	[c]	1,104,938
Harland Clarke Holdings,
Tranche B6 Term Loan, LIBOR +
5.50%	6.91		2/4/22	4,209,426	[c]	4,231,126
HUB International,
Initial Term Loan, LIBOR + 3.00%	4.60		9/18/20	6,767,359	[c]	6,804,715
Ion Trading Finance,
First Lien Tranche B-1 Term Loan,
LIBOR + 2.75%	4.48		6/10/21	1,035,387	[c]	1,039,269
Ion Trading Finance,
Term B Loan, EURIBOR + 2.75%	EUR	4.00	6/10/21	1,209,570	[c]	1,454,806
ION Trading Technologies,
Term Loan B, LIBOR + 2.75%	2.75		11/17/24	2,300,000	[c]	2,308,625
Sedgwick Claims Management Services,
First Lien Term Loan, LIBOR + 2.75%	4.23		2/11/21	1,649,362	[c]	1,657,955
Sedgwick Claims Management Services,
Second Lien Term Loan, LIBOR +
5.75%	7.23		2/11/22	1,250,000	[c]	1,266,406
Sedgwick Claims Management Services,
Second Lien Term Loan, LIBOR +
5.75%	7.08		2/28/22	1,000,000	[c]	1,012,915
Sedgwick Claims Management Services,
Term Loan, LIBOR + 3.25%	4.61		2/28/21	1,061,563	[c]	1,070,851
SS&C European Holdings Sarl,
2017 Refinancing Term B-2 Loan,
LIBOR + 2.25%	3.73		7/8/22	33,636	[c]	33,895
SS&C Technologies,
2017 Refinancing Term B-1 Loan,
LIBOR + 2.25%	3.73		7/8/22	698,457	[c]	703,822
Tempo Acquisition,
Initial Term Loan, PRIME + 2.00%	4.38		4/19/24	5,695,125	[c]	5,691,566
USI,
Initial Term Loan, LIBOR + 3.00%	4.44		4/5/24	4,150,000	[c]	4,148,693
York Risk Services Holding,
Initial Term Loan, LIBOR + 3.75%	5.08		10/1/21	4,106,101	[c]	4,058,881
						59,989,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Food & Drug Retail - .5%
Albertson's,
Replacement 2017-1 Term B-4 Loan,
LIBOR + 2.75%	4.08	8/25/21	1,374,735	[c]	1,338,222
Albertson's,
Replacement 2017-1 Term B-6 Loan,
LIBOR + 3.00%	4.33	6/22/23	3,581,651	[c]	3,489,549
					4,827,771
Food Products - 1.6%
Alphabet Holding Co.,
First Lien Term Loan, LIBOR + 3.50%	4.84	9/15/24	3,800,000	[c]	3,648,000
Alphabet Holding Co.,
Second Lien Term Loan, LIBOR +
7.75%	9.09	9/15/25	1,600,000	[c]	1,456,000
Atkins Nutritionals Holdings,
Initial Term Loan, LIBOR + 4.00%	5.35	6/21/24	2,400,000	[c]	2,427,000
JBS USA,
Tranche B Term Loan, LIBOR + 2.50%	3.28	10/30/22	2,904,141	[c]	2,848,962
UTZ Quality Foods,
First Lien Initial Term Loan, LIBOR +
3.50%	3.50	11/13/24	3,000,000	[c]	3,016,245
Weight Watchers International,
Initial Tranche B-2 Term Loan, LIBOR
+ 3.25%	4.59	4/2/20	18,000	[c]	17,958
Weight Watchers International,
Term Loan B, LIBOR + 4.75%	5.50	11/20/24	2,205,882	[c]	2,176,930
					15,591,095
Food Service - 1.2%
Advantage Sales & Marketing,
First Lien Initial Term Loan, LIBOR +
3.25%	4.60	7/21/21	5,744,016	[c]	5,597,429
Advantage Sales & Marketing,
Second Lien Initial Term Loan, LIBOR
+ 6.50%	7.87	7/21/22	818,708	[c]	723,533
Packer Sanitation Services,
Term Loan, LIBOR + 3.75%	2.86	11/18/24	4,750,000	[c]	4,772,278
					11,093,240
Health Care - 7.1%
Air Medical Group Holdings,
2016 New Term Loan, LIBOR + 4.00%	5.36	4/28/22	3,441,305	[c]	3,454,572
Air Medical Group Holdings,
Initial Term Loan, LIBOR + 3.25%	4.58	4/28/22	3,267,513	[c]	3,262,269
Air Methods,
Initial Term Loan, LIBOR + 3.50%	4.87	4/12/24	4,548,409	[c]	4,546,135
Albany Molecular Research,
First Lien Term Loan, LIBOR + 3.25%	4.73	8/28/24	4,090,000	[c]	4,111,309
Auris Luxembourg III,
Facility B7 Term Loan, LIBOR +
3.00%	4.48	1/17/22	1,462,584	[c]	1,477,217

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Health Care - 7.1% (continued)
Catalent Pharma Solutions,
Dollar Term Loan, LIBOR + 2.75%	3.61	5/7/21	1,677,794	[c]	1,688,414
Change Healthcare Holdings,
Closing Date Term Loan, LIBOR +
2.75%	4.23	2/3/24	3,957,432	[c]	3,972,529
CHG Healthcare Services,
New Term Loan (First Lien), LIBOR +
3.25%	4.73	6/7/23	3,713,388	[c]	3,734,870
Davis Vision,
Second Lien Term Loan, LIBOR +
6.75%	6.75	10/31/25	303,352	[c]	307,144
Immucor,
Term Loan B-3, LIBOR + 5.00%	6.36	6/25/21	2,420,688	[c]	2,462,045
Jaguar Holding II,
2017 Term Loan, LIBOR + 2.75%	4.23	8/18/22	5,977,566	[c]	5,995,588
MPH Acquisition Holdings,
Initial Term Loan, LIBOR + 3.00%	4.48	5/25/23	3,793,014	[c]	3,800,429
NVA Holdings,
Second Lien Term Loan, LIBOR +
7.00%	8.48	8/14/22	275,000	[c]	277,292
NVA Holdings,
Term B-2 Loan (First Lien), LIBOR +
3.50%	4.94	8/14/21	156,262	[c]	157,694
Parexel,
Term Loan B, LIBOR + 3.00%	4.27	8/9/24	4,550,000	[c]	4,581,759
PharMerica,
First Lien Term Loan, LIBOR + 3.50%	3.79	9/26/24	4,692,376	[c]	4,726,842
PharMerica,
Second Lien Term Loan, LIBOR +
7.75%	8.75	9/26/25	325,000	[c]	334,953
Sebia,
Dollar Term Loan, LIBOR + 3.50%	3.50	9/22/24	2,075,000	[c]	2,080,188
Surgery Partners,
Term Loan B, LIBOR + 3.25%	4.25	6/20/24	3,685,000	[c]	3,635,492
Team Health Holdings,
Term Loan, LIBOR + 2.75%	3.75	1/12/24	4,634,231	[c]	4,541,570
Tecomet,
Term Loan, LIBOR + 3.75%	4.75	4/18/24	4,396,205	[c]	4,438,804
Valeant Pharmaceuticals International,
Term Loan, LIBOR + 4.75%	6.08	3/11/22	4,282,551	[c]	4,347,860
					67,934,975
Home Furnishing - .3%
Comfort Holding,
Term Loan, LIBOR + 4.75%	6.14	2/2/24	2,736,250	[c]	2,500,248
Industrial Equipment - 3.2%
AI Mistral,
First Lien Initial Term Loan, LIBOR +
3.00%	4.00	1/27/24	3,159,125	[c]	3,154,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Industrial Equipment - 3.2% (continued)
Duravant,
Second Lien Delayed Draw Term
Loan, LIBOR + 7.25%	8.25	7/25/25	121,809	[c]	123,788
Dynacast International,
First Lien Tranche B-1 Term Loan,
LIBOR + 3.25%	4.58	1/28/22	4,071,545	[c]	4,112,260
Engineered Machinery Holdings,
First Lien Delayed Draw Term Loan ,
LIBOR + 3.25%	4.61	7/25/24	169,690	[c]	170,008
Engineered Machinery Holdings,
First Lien Initial Term Loan, LIBOR +
3.25%	4.61	7/25/24	1,612,832	[c]	1,615,856
Engineered Machinery Holdings,
Second Lien Initial Term Loan, LIBOR
+ 7.25%	8.61	7/25/25	1,612,979	[c]	1,639,190
Filtration Group,
First Lien Initial Term Loan, LIBOR +
3.00%	4.59	11/13/20	3,586,754	[c]	3,620,954
Gardner Denver,
Term Loan B, LIBOR + 2.75%	4.19	7/30/24	1,676,563	[c]	1,684,426
Hayward Industries,
Initial Term Loan, LIBOR + 3.50%	4.89	7/18/24	3,125,000	[c]	3,138,672
Lineage Logistics,
Term Loan, LIBOR + 3.50%	4.85	3/31/21	4,236,259	[c]	4,256,784
Navios Maritime Partners,
Initial Term Loan, LIBOR + 5.00%	6.00	9/4/20	2,047,500	[c]	2,044,306
Navios Maritime Partners,
Term Loan, LIBOR + 4.50%	5.83	6/15/20	1,268,400	[c]	1,267,214
Penn Engineering & Manufacturing,
Tranche B Term Loan, LIBOR + 2.75%	4.08	6/13/24	1,945,125	[c]	1,955,463
XPO Logistics,
Refinancing Term Loan, LIBOR +
2.25%	3.73	11/1/21	1,806,286	[c]	1,817,485
					30,600,603
Leisure Goods/Activities/Movies - 2.7%
Alpha Topco,
Facility B3 Term Loan, LIBOR +
3.25%	4.39	7/30/21	5,080,132	[c]	5,115,592
Centerplate,
Tranche A Term Loan, LIBOR + 3.75%	5.23	11/27/19	3,501,770	[c]	3,501,770
Cyan Blue Holdco 3,
Term Loan B, LIBOR + 4.50%	GBP 5.77	7/26/24	1,000,000	[c]	1,367,398
Deluxe Entertainment Services Group,
Initial Term Loan, LIBOR + 5.50%	6.88	2/25/20	3,289,895	[c]	3,217,929
Lions Gate Entertainment,
Tranche B Term Loan, LIBOR + 3.00%	3.77	10/13/23	2,801,016	[c]	2,809,181

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Leisure Goods/Activities/Movies - 2.7% (continued)
NPC International,
First Lien Initial Term Loan, LIBOR +
3.50%	4.86	3/29/24	3,942,687	[c]	3,977,186
Technicolor,
First Incremental US Term Loan,
LIBOR + 2.75%	3.95	12/6/23	2,388,000	[c]	2,400,692
William Morris Endeavor
Entertainment,
First Lien Term Loan, LIBOR + 3.25%	4.73	3/19/21	3,696,675	[c]	3,710,556
					26,100,304
Lodging & Casinos - 2.1%
Boyd Gaming,
Refinancing Term B Loan, LIBOR +
2.50%	3.83	9/15/23	1,109,342	[c]	1,115,932
Eldorado Resorts,
Initial Term Loan, LIBOR + 2.25%	3.61	3/15/24	2,098,914	[c]	2,101,097
Everi Payments,
Term B Loan, LIBOR + 4.50%	5.91	5/9/24	3,024,000	[c]	3,059,910
Greektown Holdings,
Initial Term Loan, LIBOR + 3.00%	4.37	3/21/24	3,591,000	[c]	3,604,017
Scientific Games International,
Term B-4 Loan, LIBOR + 3.25%	4.67	8/14/24	7,650,000	[c]	7,727,571
Travelport Finance,
Term D Loan, LIBOR + 2.75%	4.14	9/2/21	2,783,571	[c]	2,784,378
					20,392,905
Nonferrous Metals/Minerals - 1.2%
Big River Steel,
Term Loan B, LIBOR + 5.00%	6.00	8/15/23	3,571,471	[c]	3,611,650
Global Brass and Copper,
Initial Term Loan, LIBOR + 3.25%	4.50	6/16/23	915,750	[c]	924,908
Oxbow Carbon,
Second Lien Initial Term Loan, LIBOR
+ 7.00%	8.36	1/18/20	1,600,000	[c]	1,609,000
Oxbow Carbon,
Tranche B Term Loan, LIBOR + 3.50%	4.89	1/19/20	1,915,875	[c]	1,941,021
Peabody Energy,
Term Loan (2017), LIBOR + 4.50%	4.83	2/8/22	2,941,027	[c]	2,973,496
					11,060,075
Oil & Gas - 2.9%
BCP Raptor,
Initial Term Loan, LIBOR + 4.25%	5.58	6/7/24	4,089,750	[c]	4,130,014
BCP Renaissance,
Term Loan B, LIBOR + 4.00%	5.00	9/19/24	3,756,357	[c]	3,797,433
Brand Energy & Infrastructure Services,
Initial Term Loan, LIBOR + 4.25%	5.58	6/14/24	7,059,187	[c]	7,100,237
California Resources,
Term Loan, LIBOR + 10.38%	11.38	12/31/21	3,000,000	[c]	3,255,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Oil & Gas - 2.9% (continued)
California Resources,
Term Loan, LIBOR + 4.75%	4.75		11/14/22	1,814,815	[c]	1,791,004
Gavilan Resources,
Second Lien Initial Term Loan, LIBOR
+ 6.50%	7.48		2/24/24	4,115,000	[c]	4,073,850
Medallion Midstream,
Term Loan, LIBOR + 3.25%	4.25		10/31/24	482,422	[c]	484,231
Traverse Midstream,
First Lien Initial Term Loan, LIBOR +
4.00%	4.00		9/21/24	3,421,346	[c]	3,458,981
						28,090,750
Publishing - 1.8%
Information Resources,
First Lien Initial Term Loan, LIBOR +
4.25%	5.61		12/20/23	477,600	[c]	481,578
Information Resources,
Initial Term Loan (Second Lien),
LIBOR + 8.25%	9.49		12/20/24	2,745,000	[c]	2,769,019
Polyconcept North America Holdings,
First Lien Term Loan, LIBOR + 5.25%	6.71		8/10/23	1,861,235	[c]	1,878,684
Pre-Paid Legal Services,
First Lien Term Loan, LIBOR + 5.25%	6.58		7/1/19	1,309,574	[c]	1,316,128
SESAC Holdco II,
First Lien Initial Term Loan, LIBOR +
3.25%	4.71		2/13/24	2,985,000	[c]	2,989,672
Springer Science,
Initial B11 Term Loan, EURIBOR +
3.25%	EUR	3.75	8/14/20	2,970,075	[c]	3,561,449
Trader Corporation,
Senior Secured First Lien 2017
Refinancing Term Loan, LIBOR +
3.25%	4.54		9/28/23	4,429,841	[c]	4,442,777
						17,439,307
Radio & Television - 3.6%
AVSC Holding,
First Lien Initial Term Loan, LIBOR +
3.50%	4.88		4/25/24	4,061,259	[c]	4,100,612
CBS Radio,
Tranche B Term Loan, LIBOR + 3.50%	4.86		10/6/23	3,137,264	[c]	3,164,056
Creative Artists Agency,
Amendment No 6 Refinancing Term
Loan, LIBOR + 3.50%	4.92		2/10/24	6,156,485	[c]	6,223,837
Gray Television,
Tranche B Term Loan, LIBOR + 2.50%	3.84		2/2/24	1,736,875	[c]	1,748,165
ION Media Networks,
Term B-3 Loan, LIBOR + 3.00%	4.48		12/18/20	6,150,000	[c]	6,169,219
Mission Broadcasting,
Tranche B Term Loan, LIBOR + 2.50%	4.36		9/26/23	113,060	[c]	113,526

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Radio & Television - 3.6% (continued)
MTL Publishing,
Term B-5 Loan, LIBOR + 2.50%	3.89	8/21/23	2,400,386	[c]	2,411,079
Nexstar Broadcasting,
Tranche B Term Loan, LIBOR + 2.50%	4.36	9/26/23	1,268,780	[c]	1,274,013
Townsquare Media,
Term B Loan, LIBOR + 3.00%	4.41	4/1/22	1,955,367	[c]	1,962,397
Tribune Media Company,
Tranche C Term Loan, LIBOR + 3.00%	4.38	1/26/24	3,120,981	[c]	3,132,684
Univision Communications,
2013 Incremental Term Loan, LIBOR
+ 3.50%	4.48	3/1/20	1,100,000	[c]	1,093,890
Univision Communications,
2017 Replacement Term Loan, LIBOR
+ 2.75%	4.07	3/15/24	3,549,296	[c]	3,529,580
					34,923,058
Retailers - 2.8%
CWGS Group,
Tranche B Term Loan, LIBOR + 3.75%	4.35	11/3/23	5,111,375	[c]	5,150,170
Dollar Tree,
Term B-2 Loan, LIBOR + 4.25%	4.25	3/9/22	2,500,000	[c]	2,528,125
Harbor Freight Tools USA,
Initial Term Loan, LIBOR + 3.25%	4.69	8/16/23	1,473,750	[c]	1,484,803
Leslie's Poolmart,
Tranche B Term Loan, LIBOR + 3.75%	5.19	8/9/23	4,179,797	[c]	4,173,695
LSF9 Atlantis Holdings,
Senior Lien Term Loan, LIBOR +
6.00%	7.38	4/21/23	3,045,844	[c]	3,063,936
Serta Simmons Bedding,
First Lien Initial Term Loan, LIBOR +
3.50%	4.91	10/20/23	3,275,250	[c]	3,176,174
Serta Simmons Bedding,
Second Lien Initial Term Loan, LIBOR
+ 8.00%	9.41	10/21/24	2,183,467	[c]	2,003,331
Staples,
Term Loan, LIBOR + 4.00%	5.48	8/15/24	5,750,000	[c]	5,521,035
					27,101,269
Surface Transport - 1.2%
IBC Capital,
First Lien Initial Term Loan, LIBOR +
3.75%	5.07	8/5/21	2,932,424	[c]	2,938,391
IBC Capital,
Second Lien Term Loan, LIBOR +
7.00%	8.32	9/9/22	1,570,000	[c]	1,540,563
Kenan Advantage,
Initial Canadian Term Loan, LIBOR +
3.00%	4.38	7/22/22	631,579	[c]	635,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Surface Transport - 1.2% (continued)
Kenan Advantage,
Initial U.S. Term Loan, LIBOR + 3.00%	4.32		7/22/22	2,077,676	[c]	2,089,789
Omnitracs,
First Lien Term Loan, LIBOR + 3.75%	5.22		10/29/20	654,316	[c]	662,086
PODS,
First Lien Initial Term Loan, LIBOR +
3.25%	4.41		11/21/24	3,045,000	[c]	3,064,046
PODS,
Tranche B-2 Term Loan, LIBOR +
3.25%	4.65		2/2/22	590,880	[c]	592,360
						11,522,496
Telecommunications - 4.9%
Asurion,
Amendment 14 Replacement B-4
Term Loan, LIBOR + 2.75%	4.14		8/4/22	1,453,495	[c]	1,461,976
Asurion,
Replacement B-5 Term Loan, LIBOR +
3.00%	4.39		11/3/23	4,320,484	[c]	4,343,425
Asurion,
Second Lien Replacement B-2 Term
Loan, LIBOR + 6.00%	7.39		7/14/25	9,485,000	[c]	9,750,580
Avaya,
DIP Loan, LIBOR + 7.50%	8.87		1/23/18	1,675,000	[c]	1,679,188
CCC Information Services,
Initial Term Loan (First Lien), LIBOR
+ 3.00%	4.38		3/31/24	3,291,750	[c]	3,302,037
Consolidated Communications,
Term Loan, LIBOR + 3.00%	4.35		9/29/23	3,702,063	[c]	3,649,624
Digicel International Finance,
First Lien Initial Term B Loan, PRIME
+ 2.75%	5.22		5/10/24	800,000	[c]	802,900
Equinix,
2017 Term B-2 Loan, EURIBOR +
2.50%	EUR	2.50	1/5/24	1,492,500	[c]	1,793,421
Global Tel*Link,
First Lien Term Loan, LIBOR + 4.00%	5.38		5/23/20	3,514,897	[c]	3,527,340
IPC,
First Lien Term B-1 Loan, LIBOR +
4.50%	5.88		8/6/21	1,455,933	[c]	1,430,454
Level 3 Financing,
Tranche B 2024 Term Loan, LIBOR +
2.25%	3.71		2/17/24	2,865,000	[c]	2,866,117
Lumos Networks,
Delayed Draw Term Loan, LIBOR +
3.25%	4.25		10/27/24	915,365	[c]	917,273
Lumos Networks,
Term Loan B, LIBOR + 3.25%	4.25		10/27/24	934,635	[c]	940,869

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 87.9% (continued)
Telecommunications - 4.9% (continued)
Masergy Holdings,
2017 Replacement Term Loan, LIBOR
+ 3.75%	5.23	12/15/23	496,250	[c]	499,972
Masergy Holdings,
Second Lien Initial Term Loan, LIBOR
+ 8.50%	9.82	12/14/24	1,425,000	[c]	1,448,156
Sprint Communications,
Initial Term Loan, LIBOR + 2.50%	3.89	1/31/24	2,764,110	[c]	2,767,911
Transaction Network Services,
First Lien Initial Term Loan, LIBOR +
4.00%	5.33	2/15/20	3,700,000	[c]	3,717,575
Zayo Group,
2017 Refinancing B-2 Term Loan,
LIBOR + 2.25%	3.61	1/19/24	2,216,384	[c]	2,225,404
					47,124,222
Utilities - 3.0%
Calpine,
Term B5 Loan, LIBOR + 2.75%	4.08	5/20/22	1,466,250	[c]	1,469,461
Calpine,
Term Loan, LIBOR + 2.75%	4.08	1/15/23	245,625	[c]	246,370
Dayton Power & Light,
Term Loan, LIBOR + 3.25%	4.72	8/19/22	580,613	[c]	583,518
Dynegy,
Tranche C Term Loan, LIBOR + 3.25%	4.65	6/27/23	1,656,047	[c]	1,667,440
EFS Cogen Holdings I,
Term Loan B, LIBOR + 4.25%	4.25	6/28/23	2,791,667	[c]	2,822,780
Helix Gen Funding,
Term Loan, LIBOR + 3.75%	5.23	3/9/24	6,066,716	[c]	6,116,008
Murray Energy,
Term B-2 Loan, LIBOR + 7.25%	8.60	4/9/20	6,555,813	[c]	5,853,128
TEX Operations,
Initial Term C Loan, LIBOR + 2.75%	4.13	8/4/23	546,093	[c]	549,088
TEX Operations,
Initial Term Loan, LIBOR + 2.75%	4.13	8/4/23	2,376,449	[c]	2,389,484
TPF II Power,
Term Loan, LIBOR + 3.75%	5.20	9/29/21	6,484,815	[c]	6,548,788
					28,246,065
Total Floating Rate Loan Interests
(cost $840,551,707)					842,342,707

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - 9.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $92,211,682)	92,211,682 [d]	92,211,682
Total Investments (cost $1,005,835,479)	105.2%	1,008,674,512
Liabilities, Less Cash and Receivables	(5.2%)	(49,799,943)
Net Assets	100.0%	958,874,569

EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
PRIME—Prime Lending Rate

EUR—Euro
GBP—British Pound

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $41,864,998 or 4.37% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations		28,298,685	-	28,298,685
Corporate Bonds†		109,062,024	-	109,062,024
Floating Rate Loan Interests†		51,436,685	-	51,436,685
Registered Investment
Company	44,681,421	-	-	44,681,421
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(567,980)	-	(567,980)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards

Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London

Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2017, accumulated net unrealized depreciation on investments was $217,619, consisting of $1,315,972 gross unrealized appreciation and $1,533,591 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 11, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)